Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net sales:
Products (includes sales to affiliates of $1,123, $993, and $831)	$ 4,693	$ 4,334	$ 4,515
Services (includes sales to affiliates of $7, $8, and $4)	1,009	961	973
Other	107	84	106
Total net sales	5,809	5,379	5,594
Cost of sales and operating expenses:
Products	4,298	3,992	4,244
Services	879	822	866
Other	83	68	88
Total cost of sales and operating expenses	5,260	4,882	5,198
Gross income	549	497	396
Selling, general and administrative expenses	317	275	270
Operating income	232	222	126
Other income (expense):
Interest expense	(29)	(29)	(18)
Interest income	15	15	40
Interest income from affiliates	22	24	29
Income (loss) from affiliates	(7)	81	70
Other investment income (loss), net	177	69	(5)
Foreign currency gains, net	14	2	1
Miscellaneous, net	3		(2)
Total other income, net	195	162	115
Earnings before income taxes	427	384	241
Income tax expense	(181)	(70)	(69)
Net earnings	246	314	172
Less: Net income (loss) attributable to noncontrolling interests	1	(2)	(1)
Net earnings attributable to Seaboard	$ 247	$ 312	$ 171
Earnings per common share	$ 211.01	$ 266.50	$ 146.44
Other comprehensive income (loss), net of income tax benefit (expense) of $3, $12, and $0:
Foreign currency translation adjustment	$ (6)	$ (26)	$ (34)
Unrealized gain on investments	5	1
Unrecognized pension cost	(4)	(1)	9
Other comprehensive loss, net of tax	(5)	(26)	(25)
Comprehensive income	241	288	147
Less: Comprehensive income attributable to noncontrolling interests	1	(2)	(1)
Comprehensive income attributable to Seaboard	$ 242	$ 286	$ 146
Average number of shares outstanding (in shares)	1,170,550	1,170,550	1,170,550
Dividends declared per common share (in dollars per share)	$ 6.00